Fair Value Measurements - Schedule of quantitative information regarding Level 3 fair value measurements (Q3) (Details) - $ / shares	1 Months Ended	9 Months Ended
	Mar. 18, 2021	Sep. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in dollars per share)		$ 10.00
Strike price (in Dollars per Share)		11.50
Term (in years)		6 years
Volatility		12.30%
Risk-free rate		1.15%
Dividend yield		0.00%
Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in dollars per share)	$ 10.00
Strike price (in Dollars per Share)	11.50
Term (in years)	6 years
Volatility	12.50%
Risk-free rate	1.11%
Dividend yield	0.00%